Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Estimate Impairment Evaluations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Brazil [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	35.28%	31.65%
Average margin on CAPEX	22.13%	18.21%
Average pre-tax discount rate (WACC)	11.71%	9.70%
Puerto Rico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	23.31%	28.91%
Average margin on CAPEX	8.31%	9.08%
Average pre-tax discount rate (WACC)	4.42%	11.29%
Dominican Republic [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	45.79%	45.83%
Average margin on CAPEX	15.55%	10.55%
Average pre-tax discount rate (WACC)	19.23%	19.70%
Mexico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	35.48%	33.38%
Average margin on CAPEX	8.72%	10.75%
Average pre-tax discount rate (WACC)	16.13%	14.34%
Ecuador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	37.83%	35.80%
Average margin on CAPEX	10.07%	7.92%
Average pre-tax discount rate (WACC)	23.57%	22.84%
Peru [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	29.64%	28.92%
Average margin on CAPEX	16.75%	14.18%
Average pre-tax discount rate (WACC)	13.61%	14.20%
El Salvador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	40.36%	39.43%
Average margin on CAPEX	17.99%	23.69%
Average pre-tax discount rate (WACC)	25.14%	21.95%
Chile [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	22.04%	25.92%
Average margin on CAPEX	12.45%	8.61%
Average pre-tax discount rate (WACC)	6.15%	7.87%
Colombia [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	41.93%	38.34%
Average margin on CAPEX	19.88%	14.40%
Average pre-tax discount rate (WACC)	19.06%	13.93%
Bottom of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	25.59%	23.61%
Average margin on CAPEX	7.34%	8.29%
Average pre-tax discount rate (WACC)	9.06%	8.74%
Bottom of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	9.16%	10.10%
Average margin on CAPEX	0.43%	0.50%
Average pre-tax discount rate (WACC)	7.89%	7.39%
Top of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	52.46%	51.58%
Average margin on CAPEX	14.97%	20.72%
Average pre-tax discount rate (WACC)	19.04%	20.07%
Top of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	48.18%	48.92%
Average margin on CAPEX	23.43%	21.39%
Average pre-tax discount rate (WACC)	24.28%	23.79%